SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Rental Property Useful Lives) (Details)	12 Months Ended
Dec. 31, 2012
Building [Member]
Real Estate Properties [Line Items]
Estimated useful lives	27 years 6 months
Building Improvements [Member] | Minimum [Member]
Real Estate Properties [Line Items]
Estimated useful lives	3 years
Building Improvements [Member] | Maximum [Member]
Real Estate Properties [Line Items]
Estimated useful lives	27 years 6 months
Tenant improvements [Member]
Real Estate Properties [Line Items]
Estimated useful life description	Shorter of lease term or expected useful life